Financial Income and Expenses (Details) - Schedule of financial income S/ in Thousands, $ in Thousands		Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Financial income:
Profit for present value of financial asset or financial liability		S/ 3,127		S/ 32,734		S/ 30,408
Interest on short-term bank deposits		959		2,353		4,056
Interest on loans to third parties		442		863		789
Interest on mutual funds		287		537		116
Commissions and collaterals		55		601		535
Sale of CPAO financial asset to Mizuho Bank Ltd.	[1]					35,971
Others		903		2,228		2,781
Financial income total		S/ 5,773	$ 512,947	S/ 39,316	$ 295,120	S/ 74,656

[1]	In 2019 the income corresponds to the proceeds from the sale of CPAO's to Mizuho Bank Ltd. (Note 28 b)